NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 25, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Amortization of debt discount including interest expense		$ 153,018
Amortization of debt discount including interest expense			$ 31,531
Notes Payable [Member]
Debt Instrument [Line Items]
Interest payable	$ 7,504	1,874		$ 0
Increase in accrued interest	5,630	1,874
Amortization of debt discount including interest expense	161,247
Amortization of debt discount including interest expense	$ 57,234	$ 218,481